Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

13.  Inventories

	At December 31,
	2021	2020
	$’m	$’m
Raw materials and consumables	268	157
Work-in-progress	6	5
Finished goods	133	88
	407	250

Certain inventories held by the Group have been pledged as security under the Group’s ABL (note 19). There were no drawings under such facility as of December 31, 2021 (2020: nil)

The amounts recognized as a write down in inventories or as a reversal of a write down in the year ended December 31, 2021 was not material (2020: not material).

At December 31, 2021, the hedging loss included in the carrying value of inventories, which will be recognized in the income statement when the related finished goods have been sold is $14 million (2020: not material).